Customer Accounts - Schedule of Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Deposit Liabilities [Line Items]
Checking accounts, 0.15% and under	$ 3,019,095	$ 2,721,721
Savings accounts, 0.10% and under	888,881	820,980
Money market accounts, 0.01% to 0.15%	2,453,182	2,462,891
Time deposit accounts
Less than 1.00%	2,204,756	3,268,272
1.00% to 1.99%	2,099,841	1,292,612
2.00% to 2.99%	169,253	34,376
Total time deposits	4,473,850	4,595,260
Customer accounts	10,835,008	10,600,852
Within 1 year	2,553,712	2,894,900
1 to 2 years	975,351	798,309
2 to 3 years	386,763	293,058
Over 3 years	558,024	608,993
Customer accounts greater than $250,000	$ 2,674,914	$ 2,250,622
Minimum
Deposit Liabilities [Line Items]
Money market rate	0.01%	0.01%
Maximum
Deposit Liabilities [Line Items]
Checking rate	0.15%	0.15%
Passbook and statement rate	0.10%	0.10%
Money market rate	0.15%	0.15%